Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Depreciation [Abstract]
Depreciation	$ (4,180)	$ (4,181)	$ (4,480)
Net Book Value [Abstract]
Beginning balance	110,369
Depreciation	(4,180)	(4,181)	(4,480)
Ending balance	106,189	110,369
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	126,646	126,646
Ending balance	126,646	126,646	126,646
Accumulated Depreciation [Abstract]
Beginning balance	(16,277)	(12,096)
Depreciation	(4,180)	(4,181)
Ending balance	(20,457)	(16,277)	(12,096)
Net Book Value [Abstract]
Beginning balance	110,369	114,550
Depreciation	(4,180)	(4,181)
Ending balance	$ 106,189	$ 110,369	$ 114,550